Employee Benefits - Summary of Movement in Present Value of Accrued Benefit Obligation for Defined Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	$ 160,780	$ 35,529
Increase through business combinations	0	70,261
Current service cost	116,506	55,437
Interest cost	4,252	2,289
Benefits paid	(2,268)	(5,437)
Remeasurement (gain) loss arising from:
- Demographic	(12,200)	252
- Financial assumptions	(88,587)	5,997
- Experience	(11,952)	(426)
Settlement	82	(3,420)
Effect of movements in exchange rates	(2,314)	298
Defined benefit obligation, end of year	164,299	160,780
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	27,127	35,529
Increase through business combinations	0	0
Current service cost	539	619
Interest cost	730	814
Benefits paid	(985)	(4,885)
Remeasurement (gain) loss arising from:
- Demographic	0	0
- Financial assumptions	(4,880)	(1,402)
- Experience	(489)	(426)
Settlement	0	(3,420)
Effect of movements in exchange rates	(1,853)	298
Defined benefit obligation, end of year	20,189	27,127
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	133,653	0
Increase through business combinations	0	70,261
Current service cost	115,967	54,818
Interest cost	3,522	1,475
Benefits paid	(1,283)	(552)
Remeasurement (gain) loss arising from:
- Demographic	(12,200)	252
- Financial assumptions	(83,707)	7,399
- Experience	(11,463)	0
Settlement	82	0
Effect of movements in exchange rates	(461)	0
Defined benefit obligation, end of year	$ 144,110	$ 133,653